SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal	$ 6,653	$ 8,555	$ 11,121
Less: accumulated depreciation	(3,748)	(4,820)	(7,063)
Property, plant and equipment, net	2,905	3,735	4,058
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,293	2,948	2,948
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	784	1,008	910
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,654	2,127	4,380
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,797	2,311	2,883
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 161